UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      88
Form 13F Information Table Value Total:	$117,587 (thousands)

List of Other Included Managers:
NONE

                                   TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER               CLASS           CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
       --------------              --------         -----   -------- ------- --- ---- -------  --------   ----  ------  ----
AT&T Inc.                      COM                00206R102     3562    86427 SH      SOLE                82,207       0  4220
Allegheny Technologies  Inc    COM                01741R102      714     6810 SH      SOLE                 6,310       0   500
America Movil SAB DE CV Series SPONS ADR L SHS    02364W105     1158    18694 SH      SOLE                17,694       0  1000
American Express Co            COM                 25816109      204     3439 SH      SOLE                 3,439       0     0
American Intl Group Inc        COM                 26874107      202     2960 SH      SOLE                 2,960       0     0
Apache Corp                    COM                 37411105     1034    12667 SH      SOLE                11,347       0  1320
Apple Inc                      COM                 37833100     1505    12380 SH      SOLE                11,540       0   840
Bank Of America Corporation    COM                 60505104     3240    66281 SH      SOLE                66,281       0     0
Berkley W R Corp               COM                 84423102     1497    46360 SH      SOLE                44,160       0  2200
Berkshire Hathaway Inc Cl A    CL A                84670108      547        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B    CL B                84670207     5274     1481 SH      SOLE                 1,386       0    95
Boeing Co                      COM                 97023105      308     3200 SH      SOLE                 3,200       0     0
Burlingtn Northern Santa Fe C  COM                12189T104     2014    23851 SH      SOLE                22,701       0  1150
Caterpillar Inc Del            COM                149123101     1089    14040 SH      SOLE                13,180       0   860
Chesapeake Energy Corp         COM                165167107     2587    75500 SH      SOLE                72,140       0  3360
Chevron Corp New               COM                166764100      213     2528 SH      SOLE                 2,528       0     0
CME Group, Inc.                COM                167760107      652     1220 SH      SOLE                 1,160       0    60
Cisco Systems Inc              COM                17275R102     1021    36890 SH      SOLE                34,050       0  2840
Conocophillips                 COM                20825C104     1950    25272 SH      SOLE                24,282       0   990
Dow Chemical Co                COM                260543103      716    16392 SH      SOLE                15,752       0   640
Eaton Vance Corp Non-Voting    COM NON VTG        278265103     1070    24720 SH      SOLE                23,180       0  1540
Exelon Corporation             COM                30161N101     1760    24360 SH      SOLE                23,660       0   700
Expeditors Intl Wash Inc       COM                302130109      513    12420 SH      SOLE                11,480       0   940
Exxon Mobil Corporation        COM                30231G102     4450    53447 SH      SOLE                52,247       0  1200
Firstenergy Corp               COM                337932107      324     5000 SH      SOLE                 5,000       0     0
Fortune Brands Inc             COM                349631101      721     8910 SH      SOLE                 8,450       0   460
Franklin Res Inc               COM                354613101      664     5012 SH      SOLE                 4,662       0   350
Freeport-McMoRan Copper & Gold COM                35671D857     2801    34175 SH      SOLE                32,395       0  1780
Genentech Inc                  COM NEW            368710406      486     6430 SH      SOLE                 5,890       0   540
General Dynamics Corp          COM                369550108     1040    13590 SH      SOLE                12,740       0   850
General Electric Company       COM                369604103     1501    39751 SH      SOLE                38,337       0  1414
Gildan Activewear Inc          COM                375916103      524    15280 SH      SOLE                14,320       0   960
Gilead Sciences Inc            COM                375558103      857    22080 SH      SOLE                20,920       0  1160
Goldman Sachs Group Inc        COM                38141G104     2409    11225 SH      SOLE                10,465       0   760
Google Inc Class A             CL A               38259P508     1052     2013 SH      SOLE                 1,861       0   152
Graco Incorporated             COM                384109104     1215    30470 SH      SOLE                28,470       0  2000
Great Plains Energy Inc        COM                391164100      259     8900 SH      SOLE                 8,900       0     0
Halliburton Co Hldg Co         COM                406216101      800    23680 SH      SOLE                22,900       0   780
Harris Corp Del                COM                413875105      519     9610 SH      SOLE                 8,930       0   680
Hewlett-Packard Company        COM                428236103     1238    28350 SH      SOLE                27,110       0  1240
Honda Motor Co Ltd Adr         AMERN SHS          438128308      574    15830 SH      SOLE                14,270       0  1560
Honeywell Intl Inc             COM                438516106      946    17090 SH      SOLE                16,130       0   960
International Business Machine COM                459200101      392     3724 SH      SOLE                 3,724       0     0
Intl Game Technology           COM                459902102      459    11570 SH      SOLE                10,550       0  1020
iShares Tr MSCI Austria Index  MSCI AUSTRIA       464286202      694    17350 SH      SOLE                17,090       0   260
iShares Tr MSCI Brazil Index F MSCI BRAZIL        464286400     1147    18670 SH      SOLE                18,080       0   590
iShares Inc Msci Emuindex Fd   MSCI EMU INDEX     464286608      823     6975 SH      SOLE                 6,975       0     0
iShares MSCI Japan Index Fd    MSCI JAPAN         464286848      798    54975 SH      SOLE                54,975       0     0
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX     464287168     4180    59039 SH      SOLE                52,139       0  6900
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT     464287234     1850    14055 SH      SOLE                12,485       0  1570
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX      464287465    11926   149380 SH      SOLE                137,99       0 11390
iShares Tr DJ US Utilities Idx DJ US UTILS        464287697     1410    14872 SH      SOLE                14,262       0   610
iShares Tr Dow Jones US        DJ US TELECOMM     464287713      551    16340 SH      SOLE                16,340       0     0
iShares Tr S&P Smallcap 600 Id S&P SMLCAP 600     464287804     3285    46840 SH      SOLE                40,560       0  6280
Johnson & Johnson              COM                478160104     2138    34890 SH      SOLE                33,010       0  1880
Joy Global Inc                 COM                481165108      600    10280 SH      SOLE                 9,540       0   740
Lehman Bros Hldgs Corp         COM                524908100      446     5890 SH      SOLE                 5,490       0   400
Limited Brands Inc             COM                532716107     1365    49940 SH      SOLE                46,480       0  3460
M & T Bank Corp                COM                55261F104      258     2410 SH      SOLE                 2,260       0   150
McDonalds Corp                 COM                580135101      252     5109 SH      SOLE                 5,009       0   100
Mid Cap S P D R TRUST          UNIT SER 1         595635103      200     1230 SH      SOLE                   530       0   700
National Oilwell Varco Inc     COM                637071101      620     5950 SH      SOLE                 5,430       0   520
Nucor Corp                     COM                670346105      876    14942 SH      SOLE                14,262       0   680
OGE Energy Corp Hldg Co        COM                670837103      330     9000 SH      SOLE                 9,000       0     0
Peabody Energy Corp            COM                704549104      600    12400 SH      SOLE                11,340       0  1060
Principal Financial Group      COM                74251V102      387     6640 SH      SOLE                 6,230       0   410
Procter & Gamble Co            COM                742718109     1228    20241 SH      SOLE                19,241       0  1000
Qualcomm Inc                   COM                747525103      624    14660 SH      SOLE                13,840       0   820
Rayonier Inc                   COM                754907103      443     9815 SH      SOLE                 6,165       0  3650
Resmed Inc                     COM                761152107      237     5750 SH      SOLE                 5,370       0   380
Rohm & Haas Co                 COM                775371107      784    14570 SH      SOLE                14,410       0   160
Rydex S&P Equal Weight Financi FINANCIAL ETF      78355W858      230     4535 SH      SOLE                 4,535       0     0
Sears Hldgs Corp               COM                812350106      538     3172 SH      SOLE                 2,902       0   270
Select Sector Healthcare SPDR  SBI HEALTHCARE     81369Y209     2307    66330 SH      SOLE                63,730       0  2600
Select Sector Technology SPDR  SBI INT-TECH       81369Y803     4044   159180 SH      SOLE                132,42       0 26760
Select Sector Utilities SPDR T SBI INT-UTILS      81369Y886      323     8152 SH      SOLE                 8,152       0     0
SPDR Trust Ser 1               UNIT SER 1         78462F103     1542    10251 SH      SOLE                10,251       0     0
Starbucks Corp                 COM                855244109      298    11370 SH      SOLE                10,580       0   790
Templeton Emrgng Mkt Fd        COM                880191101      295    15200 SH      SOLE                15,200       0     0
3M Company                     COM                88579Y101      268     3085 SH      SOLE                 3,085       0     0
Tortoise Energy Infrastructure COM                89147L100     6480   156876 SH      SOLE                135,64       0 21235
Travelers Companies Inc        COM                89417E109      837    16006 SH      SOLE                14,866       0  1140
UMB Financial Corp             COM                902788108      664    18000 SH      SOLE                18,000       0     0
US Bancorp Del                 COM NEW            902973304     1084    33400 SH      SOLE                30,360       0  3040
United Technologies Corp       COM                913017109     1494    21420 SH      SOLE                19,700       0  1720
Wells Fargo & Co New           COM                949746101      402    11920 SH      SOLE                11,400       0   520
Weyerhaeuser Co                COM                962166104      205     2600 SH      SOLE                 2,600       0     0
XTO Energy Inc.                COM                98385X106     2463    41602 SH      SOLE                39,136       0  2466